COMMITMENTS	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 8:-           COMMITMENTS:

a.
The Company leases its principal offices in Tel Aviv, Israel, under a lease agreement expiring on July 31, 2026. Monthly rent is $5, linked to the CPI. Lease expenses in 2025 totaled $68, and cash payments totaled $60. The weighted average remaining lease term is 0.5 years and the discount rate is 8.5%.

In 2024, lease expenses totaled $66, with $33 in lease liability cash payments. The weighted average remaining lease term is 0.5 years, and the discount rate is 8.5%.

b.
The Company entered into agreements with Lotus Clinical Research to conduct its Phase 3 clinical trials of PRF‑110. The total contractual consideration amounts to $16.1 million, including milestone payments and subject‑based fees. The trials were completed in June 2024. As of December 31, 2025, the Company recognized $9.3 million and $4.1 million as clinical trial expenses in 2024 and 2023, respectively, and all prepaid amounts were fully expensed.